Operating lease liability	6 Months Ended
Sep. 30, 2022
Operating lease liability
Operating lease liability

16. Operating lease liability

Operating lease liabilities consisted of the following:

	As of
	September 30,	March 31,
	2022	2022
Shenzhen Wan	$221,255	$—

Analyzed for reporting purposes as:

	As of
	September 30,	March 31,
	2022	2022
Operating Lease Liability-noncurrent	$57,852	$—
Operating Lease Liability-current	164,403	—
Total	221,255	—

The operating lease liabilities is the net present value of the remaining lease payments as of September 30, 2022 and March 31, 2022.

The discount rates used for Shenzhen Wan was 3.6500%. The weighted average remaining lease terms for operating leases was 2 years. The incremental borrowing rate for the Company ranged from 3.6500%.

For the six months ended September, 2022 and 2021, the amortized expense were $55,119 and nil, respectively. For the six months ended September, 2022 and 2021, the operating lease expenses were $105,522 and $44,221.

Maturity analysis of operating lease liabilities as of September 30, 2022 is as follows:

Discount rate at commencement	$3.6500%
One year	168,279
Two years	58,475
Total undiscounted cash flows	226,754
Total operating lease liabilities	221,255
Difference between undiscounted cash flows and discounted cash flows	$5,499